Warrant Liability (Details) - Schedule of the outstanding warrants	6 Months Ended
Jun. 30, 2022 $ / shares shares
Warrant Liability (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	1,797,500
Number of shares exercisable	179,750,000
February 23, 2017 [Member]
Warrant Liability (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	600,000
Number of shares exercisable	60,000,000
Issuance date	Feb. 23, 2017
Value in USD (per warrant) (in Dollars per share) | $ / shares	$ 4.1
Expiration date	Aug. 23, 2022
March 21, 2017 [Member]
Warrant Liability (Details) - Schedule of the outstanding warrants [Line Items]
Warrants outstanding to purchase ADSs	1,197,500
Number of shares exercisable	119,750,000
Issuance date	Mar. 21, 2017
Value in USD (per warrant) (in Dollars per share) | $ / shares	$ 2.3
Expiration date	Sep. 21, 2022